UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 89.7%
Industrial - 43.2%
Basic - 5.2%
Alcoa, Inc.
5.72%, 2/23/19	$130	$135,179
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	90	92,927
ArcelorMittal
6.125%, 6/01/18	145	154,254
Commercial Metals Co.
7.35%, 8/15/18	80	82,190
Dow Chemical Co. (The)
7.375%, 11/01/29	195	231,040
International Paper Co.
7.95%, 6/15/18	150	180,193
Lubrizol Corp.
8.875%, 2/01/19	95	119,587
Mosaic Co. (The)
7.625%, 12/01/16 (a)	80	87,100
Packaging Corp. of America
5.75%, 8/01/13	95	102,135
PPG Industries, Inc.
6.65%, 3/15/18	45	52,463
Teck Resources Ltd.
5.375%, 10/01/15	130	142,531
Vale Overseas Ltd.
6.25%, 1/11/16	100	112,202
6.875%, 11/21/36	80	84,392

		1,576,193

Capital Goods - 4.1%
Caterpillar, Inc.
7.375%, 3/01/97	280	325,987
CRH America, Inc.
5.30%, 10/15/13	130	138,984
General Electric Co.
5.25%, 12/06/17	230	249,087
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 4/15/14	85	102,287
Owens Corning
9.00%, 6/15/19	100	118,052
Republic Services, Inc.
5.50%, 9/15/19	145	157,411
Vulcan Materials Co.
7.00%, 6/15/18	140	142,869

		1,234,677

Communications - Media - 6.4%
CBS Corp.
5.625%, 8/15/12	4	4,241
7.875%, 7/30/30	85	99,061
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	150,130
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	151,710

DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	155	166,197
Grupo Televisa SA
6.00%, 5/15/18	100	109,090
News America Holdings, Inc.
8.875%, 4/26/23	165	213,020
Omnicom Group, Inc.
6.25%, 7/15/19	115	127,056
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	75	95,579
RR Donnelley & Sons Co.
4.95%, 4/01/14	160	164,707
TCI Communications, Inc.
7.875%, 2/15/26	150	184,135
Time Warner Entertainment Co. LP
8.875%, 10/01/12	50	55,902
10.15%, 5/01/12	270	299,212
WPP Finance UK
8.00%, 9/15/14	100	116,395

		1,936,435

Communications - Telecommunications - 7.0%
American Tower Corp.
7.25%, 5/15/19	100	112,783
Ameritech Capital Funding Corp.
6.55%, 1/15/28	280	290,843
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	395	412,000
British Telecommunications PLC
9.875%, 12/15/30	95	126,884
Deutsche Telekom International Finance BV
5.875%, 8/20/13	190	209,841
Embarq Corp.
7.082%, 6/01/16	75	85,389
7.995%, 6/01/36	65	73,243
Qwest Corp.
7.625%, 6/15/15	55	63,250
8.875%, 3/15/12	110	118,525
Telecom Italia Capital SA
6.175%, 6/18/14	170	181,196
United States Cellular Corp.
6.70%, 12/15/33	135	129,289
Verizon New York, Inc.
Series B
7.375%, 4/01/32	290	319,806

		2,123,049

Consumer Cyclical - Automotive - 1.1%
Daimler Finance North America LLC
7.30%, 1/15/12	140	148,106
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	60	63,801
Johnson Controls, Inc.
5.50%, 1/15/16	105	115,771

		327,678

Consumer Cyclical - Entertainment - 1.3%
Time Warner, Inc.
4.70%, 1/15/21	60	60,808
Turner Broadcasting System, Inc.
8.375%, 7/01/13	165	189,888
Viacom, Inc.
6.25%, 4/30/16	125	142,190

		392,886

Consumer Cyclical - Other - 1.1%
Marriott International, Inc.
Series J
5.625%, 2/15/13	115	123,167
MDC Holdings, Inc.
5.50%, 5/15/13	43	45,053
Toll Brothers Finance Corp.
5.15%, 5/15/15	155	158,511

		326,731

Consumer Cyclical - Retailers - 1.8%
AutoZone, Inc.
5.50%, 11/15/15	110	120,011
CVS Caremark Corp.
6.60%, 3/15/19	160	186,171
Kohl’s Corp.
6.25%, 12/15/17	85	98,584
Nordstrom, Inc.
7.00%, 1/15/38	120	139,870

		544,636

Consumer Non-Cyclical - 5.4%
Ahold Finance USA LLC
6.875%, 5/01/29	75	81,945
Altria Group, Inc.
9.25%, 8/06/19	85	109,036
9.70%, 11/10/18	75	97,268
Avon Products, Inc.
6.50%, 3/01/19	90	104,253
Bristol-Myers Squibb Co.
6.875%, 8/01/97	170	189,018
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	90	94,772
ConAgra Foods, Inc.
9.75%, 3/01/21	100	131,806
Delhaize Group SA
5.70%, 10/01/40 (a)	100	93,502
Fortune Brands, Inc.
5.375%, 1/15/16	100	103,528
Kraft Foods, Inc.
6.50%, 11/01/31	140	152,969
McKesson Corp.
7.50%, 2/15/19	105	126,746
Newell Rubbermaid, Inc.
5.50%, 4/15/13	80	85,991
Reynolds American, Inc.
7.30%, 7/15/15	100	113,066

Whirlpool Corp.
8.60%, 5/01/14	130	150,915

		1,634,815

Energy - 6.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	165	180,974
Encana Corp.
4.75%, 10/15/13	130	140,167
Hess Corp.
7.875%, 10/01/29	154	192,157
Marathon Oil Corp.
7.50%, 2/15/19	150	189,621
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	10	10,092
5.125%, 3/01/21 (a)	17	17,152
Nabors Industries, Inc.
9.25%, 1/15/19	85	105,218
Nexen, Inc.
7.50%, 7/30/39	100	107,765
Noble Energy, Inc.
8.25%, 3/01/19	98	124,329
Petro-Canada
6.05%, 5/15/18	135	152,965
Sunoco, Inc.
5.75%, 1/15/17	110	115,851
Talisman Energy, Inc.
7.75%, 6/01/19	80	98,197
Transocean, Inc.
7.50%, 4/15/31	50	54,008
Valero Energy Corp.
9.375%, 3/15/19	115	146,214
Weatherford International Ltd.
9.625%, 3/01/19	110	143,377
Williams Cos., Inc. (The)
7.875%, 9/01/21	120	142,833

		1,920,920

Services - 0.4%
Western Union Co. (The)
5.93%, 10/01/16	100	112,138

Technology - 2.1%
Agilent Technologies, Inc.
5.00%, 7/15/20	13	13,215
Computer Sciences Corp.
5.00%, 2/15/13	125	132,692
Harris Corp.
5.00%, 10/01/15	90	95,358
Motorola, Inc.
6.50%, 11/15/28	125	123,751
Science Applications International Corp.
6.25%, 7/01/12	50	53,605
Xerox Corp.
6.40%, 3/15/16	185	211,743

		630,364

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	65	69,770

Transportation - Railroads - 0.3%
Canadian Pacific Railway Co.
7.25%, 5/15/19	80	95,126

Transportation - Services - 0.5%
FedEx Corp.
8.00%, 1/15/19	100	122,772
Ryder System, Inc.
5.85%, 11/01/16	28	30,798

		153,570

		13,078,988

Financial Institutions - 36.3%
Banking - 18.5%
American Express Bank FSB
5.50%, 4/16/13	135	145,192
American Express Co.
7.00%, 3/19/18	45	52,243
Bank of America Corp.
5.42%, 3/15/17	400	409,496
BankAmerica Capital II
Series 2
8.00%, 12/15/26	137	140,254
BB&T Corp.
6.85%, 4/30/19	120	139,413
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	260	279,326
Capital One Financial Corp.
6.15%, 9/01/16	168	182,389
Citigroup, Inc.
4.875%, 5/07/15	320	331,540
5.00%, 9/15/14	305	319,606
6.125%, 8/25/36	115	105,127
Countrywide Financial Corp.
6.25%, 5/15/16	253	266,382
Fifth Third Bancorp
6.25%, 5/01/13	105	114,126
First Union Institutional Capital I
8.04%, 12/01/26	360	367,123
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	345	370,704
6.125%, 2/15/33	275	281,540
HSBC Bank USA NA
4.625%, 4/01/14	145	153,459
JPMorgan Chase & Co.
3.40%, 6/24/15	175	178,842
4.95%, 3/25/20	235	239,112
KeyCorp
6.50%, 5/14/13	110	120,508
Merrill Lynch & Co., Inc.
6.11%, 1/29/37	100	90,732
Morgan Stanley
5.50%, 7/24/20	475	474,886
7.25%, 4/01/32	130	148,805
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	145	144,089

SouthTrust Corp.
5.80%, 6/15/14	145	157,061
State Street Corp.
5.375%, 4/30/17	95	104,440
UBS AG/Stamford CT
5.875%, 12/20/17	170	185,554
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	93,995

		5,595,944

Brokerage - 0.7%
Jefferies Group, Inc.
8.50%, 7/15/19	95	110,833
Schwab Capital Trust I
7.50%, 11/15/37	95	99,654

		210,487

Finance - 3.3%
GE Capital Trust I
6.375%, 11/15/67	345	348,450
General Electric Capital Corp.
5.40%, 2/15/17	235	254,475
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	162,988
SLM Corp.
5.05%, 11/14/14	230	230,575

		996,488

Insurance - 11.2%
Aetna, Inc.
6.00%, 6/15/16	100	113,756
Aflac, Inc.
3.45%, 8/15/15	15	15,446
Allstate Corp. (The)
6.125%, 5/15/37	35	35,656
Allstate Life Global Funding Trusts
5.375%, 4/30/13	140	152,275
American International Group, Inc.
6.25%, 3/15/37	120	110,550
Assurant, Inc.
5.625%, 2/15/14	110	117,304
Chubb Corp.
5.75%, 5/15/18	130	146,442
CIGNA Corp.
7.875%, 5/15/27	115	131,569
Coventry Health Care, Inc.
6.30%, 8/15/14	95	101,132
Genworth Financial, Inc.
6.515%, 5/22/18	115	117,002
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	75	86,438
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	175	165,506
Humana, Inc.
6.45%, 6/01/16	90	99,405
Lincoln National Corp.
8.75%, 7/01/19	82	102,947

Markel Corp.
7.125%, 9/30/19	90	100,682
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	100	106,363
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	250	269,375
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	120	140,250
OneBeacon US Holdings, Inc.
5.875%, 5/15/13	105	109,330
Principal Financial Group, Inc.
7.875%, 5/15/14	135	155,496
Progressive Corp. (The)
6.375%, 1/15/12	110	115,919
Prudential Financial, Inc.
Series B
4.50%, 7/15/13	195	206,909
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	150	155,877
Travelers Cos., Inc. (The)
6.25%, 6/20/16	120	138,459
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	150,765
WellPoint, Inc.
5.875%, 6/15/17	20	22,373
7.00%, 2/15/19	110	129,910
XL Group PLC
6.25%, 5/15/27	105	104,247

		3,401,383

REITS - 2.6%
Duke Realty LP
6.75%, 3/15/20	55	60,805
ERP Operating LP
5.25%, 9/15/14	165	180,935
HCP, Inc.
5.65%, 12/15/13	105	114,568
Health Care REIT, Inc.
6.20%, 6/01/16	145	160,846
Regency Centers LP
5.875%, 6/15/17	110	120,030
Simon Property Group LP
4.375%, 3/01/21	160	157,878

		795,062

		10,999,364

Utility - 10.2%
Electric - 6.3%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	95	101,506
Ameren Corp.
8.875%, 5/15/14	105	120,366
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	145,583
Consumers Energy Co.
Series D
5.375%, 4/15/13	105	113,129

Dominion Resources, Inc.
Series 06-B
6.30%, 9/30/66	235	229,713
DTE Energy Co.
6.35%, 6/01/16	130	146,144
Enersis SA
7.40%, 12/01/16	70	79,627
FirstEnergy Corp.
Series C
7.375%, 11/15/31	157	166,492
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	116,400
Nevada Power Co.
7.125%, 3/15/19	125	147,750
Nisource Finance Corp.
5.40%, 7/15/14	145	159,420
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	115	134,555
Potomac Electric Power Co.
6.50%, 11/15/37	115	130,567
Teco Finance, Inc.
6.572%, 11/01/17	110	124,798

		1,916,050

Natural Gas - 3.9%
AGL Capital Corp.
5.25%, 8/15/19	105	110,329
CenterPoint Energy Resources Corp.
4.50%, 1/15/21 (a)	99	98,527
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	133,192
Energy Transfer Partners LP
6.125%, 2/15/17	120	132,829
EQT Corp.
8.125%, 6/01/19	80	93,988
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	105,885
Plains All American Pipeline LP
8.75%, 5/01/19	125	156,917
Southern Union Co.
7.60%, 2/01/24	60	65,017
Spectra Energy Capital LLC
8.00%, 10/01/19	120	145,578
Williams Partners LP
5.25%, 3/15/20	115	118,521

		1,160,783

		3,076,833

Total Corporates - Investment Grades (cost $25,973,895)		27,155,185

CORPORATES - NON-INVESTMENT GRADES - 2.8%
Industrial - 2.0%
Basic - 0.7%
United States Steel Corp.
6.05%, 6/01/17	105	105,919

Weyerhaeuser Co.
8.50%, 1/15/25	90	101,725

		207,644

Capital Goods - 0.7%
Mohawk Industries, Inc.
6.875%, 1/15/16	100	107,750
Textron Financial Corp.
5.40%, 4/28/13	95	100,197

		207,947

Consumer Cyclical - Other - 0.4%
Sheraton Holding Corp.
7.375%, 11/15/15	100	111,750

Consumer Non-Cyclical - 0.2%
Universal Health Services, Inc.
7.125%, 6/30/16	65	70,616

		597,957

Financial Institutions - 0.5%
Banking - 0.3%
Zions Bancorporation
5.65%, 5/15/14	75	75,115

Finance - 0.2%
International Lease Finance Corp.
5.625%, 9/20/13	65	66,462

		141,577

Utility - 0.3%
Electric - 0.3%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	105	103,163

Total Corporates - Non-Investment Grades (cost $819,006)		842,697

GOVERNMENTS - TREASURIES - 1.1%
United States - 1.1%
U.S. Treasury Bonds
4.625%, 2/15/40 (cost $365,287)	335	338,664

SHORT-TERM INVESTMENTS - 5.1%
Time Deposit - 5.1%
State Street Time Deposit
0.01%, 2/01/11 (cost $1,556,000)	1,556	1,556,000

Total Investments - 98.7% (cost $28,714,188) (b)	29,892,546
Other assets less liabilities - 1.3%	388,484

Net Assets - 100.0%	$30,281,030

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $1,213,448 or 4.0% of net assets.
(b)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,370,734 and gross unrealized depreciation of investments was $(192,376), resulting in net unrealized appreciation of $1,178,358.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$27,155,185	$—	$27,155,185
Corporates - Non-Investment Grades	—	842,697	—	842,697
Governments - Treasuries	—	338,664	—	338,664
Short-Term Investments	—	1,556,000	—	1,556,000

Total Investments in Securities	—	29,892,546	—	29,892,546
Other Financial Instruments*	—	—	—	—

Total	$—	$29,892,546	$—	$29,892,546

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 51.2%
Industrial - 24.1%
Basic - 4.9%
Alcoa, Inc.
6.75%, 7/15/18	$15	$16,738
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	25	25,813
ArcelorMittal
6.125%, 6/01/18	75	79,786
ArcelorMittal USA, Inc.
6.50%, 4/15/14	20	22,121
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	35	41,743
Dow Chemical Co. (The)
7.60%, 5/15/14	25	29,048
8.55%, 5/15/19	30	37,448
International Paper Co.
5.30%, 4/01/15	20	21,631
7.50%, 8/15/21	20	23,641
7.95%, 6/15/18	30	36,039
Packaging Corp. of America
5.75%, 8/01/13	15	16,127
PPG Industries, Inc.
5.75%, 3/15/13	35	37,912
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	45	52,248
Vale Canada Ltd.
7.75%, 5/15/12	40	42,815

		483,110

Capital Goods - 1.8%
General Electric Co.
5.25%, 12/06/17	55	59,564
Lafarge SA
6.15%, 7/15/11	20	20,459
Owens Corning
6.50%, 12/01/16
Republic Services, Inc.	30	32,855
5.25%, 11/15/21	15	15,821
5.50%, 9/15/19	25	27,140
Tyco International Finance SA
8.50%, 1/15/19	20	25,652

		181,491

Communications - Media - 2.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	25	27,966
CBS Corp.
8.875%, 5/15/19	25	31,443
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25	34,120
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	15	16,084
6.375%, 6/15/15	10	10,338
News America Holdings, Inc.
9.25%, 2/01/13	25	28,878

News America, Inc.
6.55%, 3/15/33	10	10,526
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	20	25,488
RR Donnelley & Sons Co.
4.95%, 4/01/14	10	10,294
Time Warner Cable, Inc.
7.50%, 4/01/14	20	23,063
Time Warner Entertainment Co. LP
8.375%, 3/15/23	45	56,881

		275,081

Communications - Telecommunications - 2.0%
American Tower Corp.
5.05%, 9/01/20	35	34,528
AT&T Corp.
8.00%, 11/15/31	10	12,530
Qwest Corp.
7.50%, 10/01/14	20	22,850
7.875%, 9/01/11	20	20,750
Telecom Italia Capital SA
6.175%, 6/18/14	35	37,305
7.175%, 6/18/19	20	21,650
United States Cellular Corp.
6.70%, 12/15/33	50	47,885

		197,498

Consumer Cyclical - Automotive - 0.9%
Daimler Finance North America LLC
5.75%, 9/08/11	15	15,449
7.30%, 1/15/12	15	15,868
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	30	31,901
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	30	31,364

		94,582

Consumer Cyclical - Entertainment - 1.2%
Time Warner, Inc.
4.70%, 1/15/21	20	20,269
Turner Broadcasting System, Inc.
8.375%, 7/01/13	45	51,788
Viacom, Inc.
5.625%, 9/15/19	40	44,419

		116,476

Consumer Cyclical - Other - 0.5%
Marriott International, Inc. Series J
5.625%, 2/15/13	45	48,196

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	20	23,271

Consumer Non-Cyclical - 3.1%
Ahold Finance USA LLC
6.875%, 5/01/29	45	49,167

Altria Group, Inc.
9.70%, 11/10/18	30	38,907
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	40	41,295
5.875%, 5/15/13	30	32,086
Delhaize Group SA
5.875%, 2/01/14	10	11,035
Diageo Capital PLC
7.375%, 1/15/14	35	40,581
Fortune Brands, Inc.
3.00%, 6/01/12	25	25,339
4.875%, 12/01/13	20	21,016
Kraft Foods, Inc.
6.25%, 6/01/12	33	35,243
Kroger Co. (The)
6.80%, 12/15/18	15	17,337

		312,006

Energy - 3.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	65	71,293
6.45%, 9/15/36	10	9,755
Canadian Natural Resources Ltd.
5.15%, 2/01/13	15	16,090
Hess Corp.
7.875%, 10/01/29	15	18,716
8.125%, 2/15/19	10	12,692
Marathon Oil Corp.
7.50%, 2/15/19	15	18,962
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	4	4,037
5.125%, 3/01/21 (a)	15	15,134
Nabors Industries, Inc.
9.25%, 1/15/19	45	55,704
Noble Energy, Inc.
8.25%, 3/01/19	45	57,090
Valero Energy Corp.
6.125%, 2/01/20	15	16,312
6.875%, 4/15/12	20	21,379
Weatherford International Ltd.
5.15%, 3/15/13	15	15,891
9.625%, 3/01/19	30	39,103
Williams Cos., Inc. (The)
7.875%, 9/01/21	15	17,854

		390,012

Technology - 1.1%
Agilent Technologies, Inc.
5.00%, 7/15/20	5	5,083
Computer Sciences Corp.
5.50%, 3/15/13	25	26,805
Motorola, Inc.
6.50%, 9/01/25	20	20,224
Xerox Corp.
8.25%, 5/15/14	45	53,159

		105,271

Transportation - Airlines - 0.4%
Southwest Airlines Co.
5.25%, 10/01/14	20	21,468
5.75%, 12/15/16	15	16,329

		37,797

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	10	11,484

Transportation - Services - 1.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	70	67,270
Con-way, Inc.
6.70%, 5/01/34	25	22,991
Ryder System, Inc.
5.85%, 11/01/16	15	16,499
7.20%, 9/01/15	15	17,459

		124,219

		2,400,494

Financial Institutions - 20.6%
Banking - 10.1%
American Express Co.
7.25%, 5/20/14	25	28,631
8.125%, 5/20/19	45	55,817
Bank of America Corp.
5.625%, 7/01/20	20	20,568
7.375%, 5/15/14	25	28,445
Series L
5.65%, 5/01/18	60	62,494
BankAmerica Capital II
Series 2
8.00%, 12/15/26	20	20,475
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	70	75,203
5.70%, 11/15/14	75	83,408
Citigroup, Inc.
4.75%, 5/19/15	55	58,045
5.50%, 4/11/13	30	32,132
6.50%, 8/19/13	55	60,596
8.50%, 5/22/19	45	55,083
Compass Bank
5.50%, 4/01/20	75	72,346
Countrywide Financial Corp.
6.25%, 5/15/16	20	21,058
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	75	80,588
7.50%, 2/15/19	35	40,801
JPMorgan Chase & Co.
4.40%, 7/22/20	30	29,375
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	30	31,014
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	45	44,382
National Capital Trust II
5.486%, 3/23/15 (a)	10	9,759

Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	25	24,843
Wachovia Corp.
5.50%, 5/01/13	65	70,634

		1,005,697

Brokerage - 0.2%
Jefferies Group, Inc.
6.875%, 4/15/21	20	21,274

Finance - 2.0%
General Electric Capital Corp.
4.80%, 5/01/13	90	96,086
Series A
4.375%, 11/21/11	20	20,602
HSBC Finance Corp.
7.00%, 5/15/12	25	26,775
SLM Corp.
Series A
5.375%, 5/15/14-5/15/14	55	56,298

		199,761

Insurance - 7.0%
Aegon NV
4.75%, 6/01/13	5	5,264
Aetna, Inc.
6.00%, 6/15/16	15	17,063
Aflac, Inc.
3.45%, 8/15/15	5	5,149
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	10	11,249
Allstate Corp. (The)
6.125%, 5/15/37	35	35,656
CIGNA Corp.
5.125%, 6/15/20	15	15,749
Coventry Health Care, Inc.
5.95%, 3/15/17	30	30,808
6.30%, 8/15/14	25	26,614
Genworth Financial, Inc.
6.515%, 5/22/18	40	40,696
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	10	10,103
5.50%, 3/30/20	40	40,729
Humana, Inc.
6.30%, 8/01/18	20	21,551
7.20%, 6/15/18	10	11,377
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	15	16,047
Lincoln National Corp.
8.75%, 7/01/19	10	12,555
Markel Corp.
7.125%, 9/30/19	25	27,967
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	25	33,327
MetLife, Inc.
5.00%, 11/24/13	15	16,338
7.717%, 2/15/19	10	12,246
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	40	46,750

Principal Financial Group, Inc.
7.875%, 5/15/14	35	40,314
Prudential Financial, Inc.
5.15%, 1/15/13	25	26,622
8.875%, 6/15/38	20	23,450
Series D
7.375%, 6/15/19	25	29,640
UnitedHealth Group, Inc.
6.00%, 2/15/18	55	62,350
WellPoint, Inc.
4.35%, 8/15/20	35	34,838
7.00%, 2/15/19	10	11,810
XL Group PLC
5.25%, 9/15/14	25	26,495

		692,757

Other Finance - 0.4%
ORIX Corp.
4.71%, 4/27/15	40	40,572

REITS - 0.9%
HCP, Inc.
5.375%, 2/01/21	41	41,298
Simon Property Group LP
4.375%, 3/01/21	45	44,403

		85,701

		2,045,762

Utility - 4.1%
Electric - 1.9%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	40	40,323
Ameren Corp.
8.875%, 5/15/14	25	28,659
FirstEnergy Corp.
Series C
7.375%, 11/15/31	25	26,511
Nisource Finance Corp.
6.80%, 1/15/19	50	57,325
Teco Finance, Inc.
4.00%, 3/15/16	10	10,230
5.15%, 3/15/20	10	10,382
Wisconsin Energy Corp.
6.25%, 5/15/67	20	19,950

		193,380

Natural Gas - 1.9%
DCP Midstream LLC
5.35%, 3/15/20 (a)	10	10,379
Energy Transfer Partners LP
6.70%, 7/01/18	30	34,215
7.50%, 7/01/38	30	34,975
EQT Corp.
8.125%, 6/01/19	25	29,371
TransCanada PipeLines Ltd.
6.35%, 5/15/67	40	40,129

Williams Partners LP
5.25%, 3/15/20	35	36,072

		185,141

Other Utility - 0.3%
Veolia Environnement SA
6.00%, 6/01/18	30	33,529

		412,050

Non Corporate Sectors - 2.4%
Agencies - Not Government Guaranteed - 2.4%
Gazprom Via Gaz Capital SA
6.212%, 11/22/16 (a)	130	136,500
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	100	103,248

		239,748

Total Corporates - Investment Grades (cost $5,173,655)		5,098,054

COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.0%
Non-Agency Fixed Rate CMBS - 24.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	250	265,325
Series 2007-4, Class A4
5.742%, 2/10/51	220	235,921
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.10%, 12/10/49	210	228,433
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	220	228,870
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	220	233,416
Series 2007-GG9, Class A4
5.444%, 3/10/39	220	234,022
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.553%, 4/10/38	215	232,622
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.818%, 6/15/49	220	234,128
Series 2007-LDPX, Class A3
5.42%, 1/15/49	250	262,516
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49	220	233,034

Total Commercial Mortgage-Backed Securities (cost $2,376,432)		2,388,287

CORPORATES - NON-INVESTMENT GRADES - 6.3%
Industrial - 4.4%
Basic - 0.8%
United States Steel Corp.
6.05%, 6/01/17	80	80,700

Capital Goods - 0.9%
Case New Holland, Inc.
7.875%, 12/01/17 (a)	25	27,781
Mohawk Industries, Inc.
6.875%, 1/15/16	60	64,650

		92,431

Communications - Media - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18	10	10,525
8.125%, 4/30/20	5	5,325

		15,850

Communications - Telecommunications - 0.5%
Cricket Communications, Inc.
7.75%, 5/15/16	15	15,788
Qwest Communications International, Inc.
7.50%, 2/15/14	15	15,225
Windstream Corp.
7.875%, 11/01/17	20	21,425

		52,438

Consumer Cyclical - Automotive - 0.3%
Ford Motor Co.
7.45%, 7/16/31	30	32,749

Consumer Cyclical - Retailers - 0.6%
JC Penney Co., Inc.
5.65%, 6/01/20	65	62,725

Consumer Non-Cyclical - 0.4%
Mylan, Inc.
7.875%, 7/15/20 (a)	30	33,188

Energy - 0.3%
Tesoro Corp.
6.50%, 6/01/17	30	30,600

Technology - 0.4%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	30	33,225

		433,906

Financial Institutions - 1.1%
Finance - 0.1%
International Lease Finance Corp.
5.65%, 6/01/14	10	10,262

Insurance - 1.0%
ING Capital Funding TR III
Series 9
3.903%, 3/31/11 (b)	40	37,878

Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	30	30,000
XL Group PLC
Series E
6.50%, 4/15/17	35	31,633

		99,511

		109,773

Utility - 0.8%
Electric - 0.8%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	25	27,125
Dynegy Holdings, Inc.
8.375%, 5/01/16	25	19,750
GenOn Energy, Inc.
7.625%, 6/15/14	15	15,750
NRG Energy, Inc.
7.375%, 2/01/16	20	20,700

		83,325

Total Corporates - Non-Investment Grades (cost $617,220)		627,004

GOVERNMENTS - SOVEREIGN BONDS - 3.1%
Brazil - 0.9%
Republic of Brazil
8.25%, 1/20/34	70	92,925

Peru - 1.0%
Republic of Peru
8.75%, 11/21/33	75	102,750

Poland - 0.6%
Poland Government International Bond
3.875%, 7/16/15	55	55,275

Russia - 0.6%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)	49	56,436

Total Governments - Sovereign Bonds (cost $327,681)		307,386

QUASI-SOVEREIGNS - 2.3%
Quasi-Sovereign Bonds - 2.3%
Malaysia - 1.0%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	100	106,499

Russia - 1.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	115	126,500

Total Quasi-Sovereigns (cost $240,019)		232,999

SHORT-TERM INVESTMENTS - 12.4%
Time Deposit - 12.4%
State Street Time Deposit
0.01%, 2/01/11 (cost $1,231,700)	1,232	1,231,700

Total Investments - 99.3% (cost $9,966,707) (c)		9,885,430
Other assets less liabilities - 0.7%		65,934

Net Assets - 100.0%		$9,951,364

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $928,768 or 9.3% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.
(c)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,670 and gross unrealized depreciation of investments was $(129,947), resulting in net unrealized depreciation of $(81,277).

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$5,098,054	$—	$5,098,054
Commercial Mortgage-Backed Securities	—	1,219,166	1,169,121	2,388,287
Corporates - Non-Investment Grades	—	627,004	—	627,004
Governments - Sovereign Bonds	—	307,386	—	307,386
Quasi-Sovereigns	—	232,999	—	232,999
Short-Term Investments	—	1,231,700	—	1,231,700

Total Investments in Securities	—	8,716,309	1,169,121	9,885,430
Other Financial Instruments*	—	—	—	—

Total	$—	$8,716,309	$1,169,121	$9,885,430

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage-Backed Securities	Total
Balance as of 9/14/10	$—	$—
Accrued discounts/(premiums)	(589)	(589)
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	11,213	11,213
Net purchases (sales)	1,158,497	1,158,497
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 1/31/11	$1,169,121	$1,169,121

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/11	$11,213	$11,213

AllianceBernstein Corporate Shares -Municipal Income Shares Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 104.9%
Long-Term Municipal Bonds - 104.9%
Alabama - 2.1%
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	$200	$194,510

Arizona - 3.0%
Downtown Phoenix Hotel Corp.
FGIC Series 2005A
5.00%, 7/01/40	150	110,312
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	200	167,986

		278,298

California - 10.4%
California GO
5.00%, 12/01/37	300	265,296
California Statewide CDA (Daughters of Charity Hlth Sys)
Series 2005A
5.25%, 7/01/30	110	92,496
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38	100	96,748
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	100	59,161
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	300	280,593
Turlock CA Hlth Fac COP (Emanuel Medical Center)
5.375%, 10/15/34	210	167,907

		962,201

Colorado - 3.8%
Park Creek Met Dist CO
5.50%, 12/01/37	200	175,888
Regional Transportation District (Denver Transit Partners)
6.00%, 1/15/41	200	180,106

		355,994

Florida - 3.2%
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 2004
6.75%, 11/15/21	200	200,302
Mid-Bay Bridge Authority
Series 2011A

7.25%, 10/01/40 (a)	100	98,666

		298,968

Georgia - 2.0%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	200	185,026

Idaho - 2.1%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	200	195,166

Illinois - 8.0%
Illinois Finance Auth (Elmhurst Mem Healthcare)
Series 2008A
5.625%, 1/01/37	200	170,038
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	100	97,107
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	100	85,978
Illinois Finance Auth (Navistar International Corp.)
6.50%, 10/15/40	100	99,726
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	100	97,958
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	200	190,312

		741,119

Indiana - 3.7%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	200	160,252
Indiana Hlth Fac Fin Auth
(Community Fndtn of Northwest Indiana)
5.50%, 3/01/37	215	183,619

		343,871

Louisiana - 3.7%
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	200	181,110
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.375%, 5/15/43	200	158,374

		339,484

Massachusetts - 3.1%
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	100	90,615
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/13	205	199,787

		290,402

Michigan - 5.6%
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
5.75%, 7/01/25	100	90,784
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	200	174,924
Wayne County Airport Authority (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	300	253,335

		519,043

Missouri - 1.0%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	100	87,450

New Jersey - 3.9%
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	100	89,113
6.40%, 9/15/23	100	94,617
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	100	87,285
Tobacco Settlement Financing Corp.
Series 2007 1A
5.00%, 6/01/41	150	90,067

		361,082

New York - 2.2%
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	100	96,632
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	100	104,150

		200,782

North Carolina - 0.9%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	100	84,947

Ohio - 6.9%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	150	98,046
Butler Cnty OH Hosp Fac (UC Health)
5.50%, 11/01/40	300	257,214
County of Erie (Firelands Regional Med Ctr)
5.25%, 8/15/46	210	163,834
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	120	119,984

		639,078

Pennsylvania - 4.7%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	130	86,696
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	180	157,383
Montgomery Cnty PA IDA (Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	194,426

		438,505

Puerto Rico - 1.9%
Puerto Rico Sales Tax Fin Corp.
Series 2010C
5.00%, 8/01/35	200	178,494

Rhode Island - 1.0%
Tobacco Settlement Financing Corp. (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	100	87,676

South Carolina - 2.2%
South Carolina Pub Svc Auth
5.00%, 1/01/33	200	199,200

South Dakota - 0.8%
Sioux Falls SD Hlth Fac (Rummel Memorial Home, Inc.)
5.00%, 11/15/26	100	78,171

Tennessee - 1.8%
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN)
5.50%, 7/01/36	200	170,662

Texas - 8.4%
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	200	194,924
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	200	182,460

Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	200	202,176
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	200,576

		780,136

Utah - 4.2%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	97,990
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	100	98,020
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	100	95,282
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	96,111

		387,403

Virginia - 1.8%
Tobacco Settlement Financing Corp.
Series 2007B1
5.00%, 6/01/47	300	170,514

Washington - 12.5%
Washington St
5.00%, 7/01/24 (b)	1,000	1,059,230
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27	140	95,316

		1,154,546

Total Investments - 104.9% (cost $10,548,684) (c)		9,722,728
Other assets less liabilities - (4.9)%		(453,108)

Net Assets - 100.0%		$9,269,620

(a)	When-Issued or delayed delivery security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,877 and gross unrealized depreciation of investments was $(848,833), resulting in net unrealized depreciation of $(825,956).

As of January 31, 2011, the Fund held 6.1% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary :

AMBAC	-	Ambac Assurance Corporation

CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District

AllianceBernstein Corporate Shares -Municipal Income Shares Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$9,722,728	$—	$9,722,728

Total Investments in Securities	—	9,722,728	—	9,722,728
Other Financial Instruments*	—	—	—	—

Total	$—	$9,722,728	$—	$9,722,728

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011

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